Inventory	9 Months Ended
Sep. 30, 2021
Inventory
Inventory
5.	Inventory

Inventory consists of the following:

	December 31,	September 30,
	2020	2021
Raw materials	579,842	965,624
Work in process	2,995	5,160
Finished Goods	381,387	528,957
Merchandise	121,978	205,394
Less: write-downs	(4,649)	(2,130)
Total	1,081,553	1,703,005

Raw materials primarily consist of materials for volume production as well as spare parts used for aftersales services.

Work in progress are mainly used for research and development of new models and will be expensed when incurred. Electric drive systems in production are also recorded as work in progress.

Finished goods include vehicles ready for transit at production factory, vehicles in transit to fulfill customer orders, new vehicles available for immediate sale at our sales and service center locations and charging piles.

Merchandise inventory includes accessories and branded merchandise of NIO which can be redeemed by deducting membership rewards points of customer loyalty program in the Group’s application store.

Inventory write-downs recorded in cost of sales for the nine months ended September 30, 2020 and 2021 were RMB2,186 and nil, respectively.